Share Capital - Summary of Options Outstanding (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning
Number of Stock Options, Balance Ending	1,254,951	1,254,951
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	860,379	860,379	875,433	875,433
Number of Stock Options, Granted	25,765	25,765	35,719	35,719
Number of Stock Options, Expired/Forfeited	(17,980)	(17,980)	(50,773)	(50,773)
Number of Stock Options, Balance Ending	868,164	868,164	860,379	860,379
Weighted-average Exercise Price, Balance Beginning | $ / shares		$ 5.89		$ 18.20
Weighted-average Exercise Price, Granted | $ / shares		0.66		4.54
Weighted-average Exercise Price, Expired/Forfeited | $ / shares		24.55		31.79
Weighted-average Exercise Price, Balance Ending | $ / shares		$ 5.46		$ 5.89
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	854,042	854,042	50,349	50,349
Number of Stock Options, Granted			843,693	843,693
Number of Stock Options, Expired/Forfeited	(467,255)	(467,255)	(40,000)	(40,000)
Number of Stock Options, Balance Ending	386,787	386,787	854,042	854,042
Weighted-average Exercise Price, Balance Beginning | $ / shares	$ 2.65		$ 1.55
Weighted-average Exercise Price, Granted | $ / shares			2.72
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	2.20		3.72
Weighted-average Exercise Price, Balance Ending | $ / shares	$ 3.19		$ 2.65